Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

On January 10, 2022, the Company’s shareholders approved a new stock incentive plan (the “2022 Stock Incentive Plan”). The purpose of the 2022 Stock Incentive Plan is to advance the interests of the Company and its stockholders by enabling the Company and its subsidiaries to attract and retain qualified individuals to perform services, to provide incentive compensation for such individuals in a form that is linked to the growth and profitability of the Company and increases in stockholder value, and to provide opportunities for equity participation that align the interests of recipients with those of its stockholders.

Also on January 10, 2022, the Company’s shareholders approved an amendment to the Company’s Articles of Incorporation to effect a reverse stock split of the issued and outstanding shares of our Common Stock, par value $0.001 per share, such split to combine a whole number of outstanding shares of our Common Stock in a range of not less than three (3) shares and not more than ten (10) shares, into one share of Common Stock at any time prior to March 31, 2022.

On January 12, 2022, the Company issued 735,529 shares of common stock to its three executive officers and 371,058 shares of common stock to two directors at a stock price of $0.27.

On January 17, 2022, Mr. Simon Langelier was elected to the Company’s Board of Directors. Mr. Langelier holds a Bachelor of Science degree (Honors) in Management Sciences (Operational Research) from the University of Lancaster, United Kingdom. During his thirty-year career with Philip Morris International, until 2011, Mr. Langelier served in several senior positions, including President Eastern Europe, Middle East & Africa, President Eastern Asia and President of Next Generation Products & Adjacent Businesses. He was also Managing Director in numerous countries in Europe and Columbia. He is currently a director of Imperial Brands PLC. Mr. Langelier is also an Honorary Professorial Fellow at the University of Lancaster in the United Kingdom and a member of the Dean’s Council of that university’s Management School.

Subsequent to year end, the Company has disbursed $620,000 in loans to CMI.